Financial Liabilities At Amortised Cost - Repurchase Agreements (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Repurchase Agreements [Abstract]
Financial institutions	$ 0	$ 22,030
Total Repurchase Agreements	$ 0	$ 22,030